Financial Assets - Summary of Investments Accounted for Using Equity Method (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Disclosure of financial assets [line items]
Beginning balance	[1]	$ 775		$ 1,332
Translation adjustment		32		(24)
Investments and advances		1		30
Disposals and repayments		(23)		(605)
Return of Share Capital		(6)
Share of profit (loss) after tax		(118)	[2]	81	[3]
Dividends received		(35)		(39)
Ending balance		626		775	[1]
Other [Member]
Disclosure of financial assets [line items]
Beginning balance		13		26
Translation adjustment				1
Investments and advances				2
Disposals and repayments				(16)
Ending balance		13		13
Share of net assets [Member]
Disclosure of financial assets [line items]
Beginning balance		747		1,262
Translation adjustment		31		(23)
Investments and advances				14
Disposals and repayments		(10)		(548)
Return of Share Capital		(6)
Share of profit (loss) after tax		(118)	[2]	81	[3]
Dividends received		(35)		(39)
Ending balance		609		747
Loans1 [member]
Disclosure of financial assets [line items]
Beginning balance		28		70
Translation adjustment		1		(1)
Investments and advances		1		16
Disposals and repayments		(13)		(57)
Ending balance		$ 17		$ 28

[1]	Restated throughout for presentation in US Dollar and to reflect a change in the presentation of cash and cash equivalents and bank overdrafts. See the Accounting Policies on page 137 for further details.
[2]	Includes an impairment charge of $154 million. Refer to note 11 for further details.
[3]	Share of profit after tax in 2019 includes $14 million relating to discontinued operations.